Absolute Select Value ETF
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks — 79.68% Shares Fair Value
Canada — 15.96%
Energy — 5.51%
Enbridge, Inc. 125,986 $ 5,709,686
Materials — 10.45%
Agnico Eagle Mines Ltd. 41,470 4,932,027
Franco-Nevada Corp. 35,965 5,895,383
10,827,410
Total Canada 16,537,096
Ireland — 4.24%
Health Care — 4.24%
Medtronic PLC 50,367 4,390,492
Total Ireland 4,390,492
United Kingdom — 6.27%
Consumer Staples — 6.27%
Unilever PLC - ADR 106,316 6,503,349
Total United Kingdom 6,503,349
United States — 53.21%
Communications — 3.00%
Comcast Corp., Class A 87,058 3,107,100
Consumer Staples — 5.07%
Hershey Co. (The) 18,845 3,127,328
Sysco Corp. 28,050 2,124,507
5,251,835
Energy — 14.26%
Berkshire Hathaway, Inc., Class B
(a)
23,985 11,651,192
EOG Resources, Inc. 26,263 3,141,317
14,792,509
Financials — 12.20%
CME Group, Inc. 5,420 1,493,860
Loews Corp. 78,456 7,191,278
Travelers Companies, Inc. (The) 14,830 3,967,618
12,652,756
Health Care — 2.58%
GE HealthCare Technologies, Inc. 36,160 2,678,371
Industrials — 7.46%
Emerson Electric Co. 20,505 2,733,932
Honeywell International, Inc. 12,050 2,806,204
Hubbell, Inc. 2,825 1,153,758
Roper Technologies, Inc. 1,830 1,037,317
7,731,211
Materials — 5.10%
Air Products & Chemicals, Inc. 5,810 1,638,769

Absolute Select Value ETF
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks — 79.68% (continued) Shares Fair Value
United States — 53.21% (continued)
Materials — 5.10% - continued
Corteva, Inc. 49,023 $ 3,653,684
5,292,453
Technology — 2.18%
Cisco Systems, Inc. 32,600 2,261,788
Utilities — 1.36%
UGI Corp. 38,730 1,410,547
Total United States 55,178,570
Total  Common Stocks
  (Cost $68,891,583) 82,609,507
U.S. Government & Agencies — 19.56%
Principal
Amount
United States Treasury Bill 4.32%, 7/29/2025 $ 5,000,000 4,983,856
United States Treasury Bill 4.22%, 10/2/2025 4,000,000 3,956,398
United States Treasury Bill 4.30%, 12/18/2025 2,500,000 2,451,420
United States Treasury Note 0.25%, 8/31/2025 3,000,000 2,979,117
United States Treasury Note 0.25%, 10/31/2025 3,000,000 2,960,222
United States Treasury Note 1.63%, 2/15/2026 3,000,000 2,953,042
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $20,287,843) 20,284,055
Total Investments — 99.24%
    (Cost $89,179,426) 102,893,562
Other Assets in Excess of Liabilities  —  0.76% 786,664
Net Assets — 100.00% $ 103,680,226
(a) Non-income producing security.
ADR - American Depositary Receipt